ACQUISITIONS	3 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 4 – ACQUISITIONS

On January 1, 2022, the Company acquired 51% of the capital stock of Compania Minera Metalurgica Centro Americana (Commsa), a Honduran Corporation, pursuant to the share exchange agreement dated December 15, 2021 between the Company and Commsa’s sole shareholder, Juan Lemus (the “Share Exchange Agreement”), in consideration for $1,000,000 in cash and the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus. In addition, the Company has agreed to provide up to $7,500,000 working capital to expand the mining operations in a gold mining project (Rio Jalan Project) in Olancho state in the highlands of Central Honduras. As the result of this acquisition, the Company now owns the mining rights to five operating mines that run along a 12.5-mile stretch of the Rio Jalan River that are being prepared for production. As of the date of this report, the Company is not in compliance with its obligations under the Share Exchange Agreement, since it issued to Mr. Lemus only 200,000 shares of Common Stock of the Company and paid $75,000 toward $1,000,000 cash payment.

On May 9, 2022, a binding letter of intent was signed for the acquisition of 51% of NSM USA a Wyoming corporation that owns 100% of four lithium mines in West Africa. The cost of these mines is $2 million, most of which was to be used for the growth of the four mines. This transaction was due to close early 2023 and full production was expected to start in the second quarter of 2023. This transaction was cancelled on March 10, 2023, due to insufficient ability to complete the due diligence and the lack of necessary funding for the project

On May 11, 2022, a binding letter of intent was signed for the acquisition of 51% of NGM USA a Wyoming corporation that owns 100% of three gold mines in West Africa. The cost of this acquisition is $2 million, most of which will be used for equipment and growth of the mines. This transaction was due to close early 2023. All exploration work has been completed and production was anticipated to start in the second quarter of 2023. This transaction was cancelled on March 10, 2023, due to insufficient ability to complete the due diligence and the lack of funding for the project.

On March 19, 2023, the Company entered into and executed a share purchase agreement (the “Share Purchase Agreement”) with Lion Works Advertising, SA, a Guatemalan corporation (“Lion Works”) and Juan Lemus, the sole shareholder of Lion Works, pursuant to which it acquired from Mr. Lemus 51% of the capital stock of Lion Works, including 51% of the intellectual property rights and know-how related to the Genesis extraction system (“Genesis”), The Share Purchase Agreement superseded the terms of the binding Letter of Intent that the parties entered into and executed by the parties on November 21, 2021. Pursuant to the terms of the Share Purchase Agreement, Genesis will be managed by a new company, in which the Company will own 51% interest, with the remaining 49% interest to be owned by Juan Lemus. The Company’s title and rights to Genesis are subject to the satisfaction of the following obligations:

•	The Company shall pay the total purchase price of $5,100,000 in cash, with the first minimum payment in the amount of $2,550,000 to be paid by September 30, 2023, and the remaining outstanding balance of $2,550,000 to be paid by September 30, 2024, within 12 months of the first payment.

•	The Company will invest an additional 5,000,000 as a working capital toward development of the Genesis plants, with $2,000,000 to be paid by July 31, 2023 and the remaining $3,000,000 to be paid by July 31, 2024, within 12 months of the first payment.

•	The Company will engage a patent attorney and pay for the cost of that patent attorney to prepare the patent application related to Genesis and to register that patent, provided that Lion Works will engage an expert to prepare a report on the Genesis system, to be used in this patent application. for the acquisition of Genesis

To secure the Company’s obligations under the Share Purchase Agreement, Juan Lemus placed the lien on the Company’s 51% ownership in Lion Works, and, upon formation of a new company, that lien will be placed on the Company’s ownership in that newly formed subsidiary. Such lien shall continue until the Company performs all its obligations under the Share Purchase Agreement, which subjects the Company to the risk of losing its title to Genesis in the event of breach of its obligations set forth in the Share Purchase Agreement.